UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     October 12, 2012


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    131

Form 13F Information Table Value total: $585,655 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      218     9800 SH       SOLE                                       9800
3M Company                     COM              88579y101     1203    13013 SH       SOLE                                      13013
AT&T, Inc.                     COM              00206R102     6828   181103 SH       SOLE                                     181103
Abbott Laboratories            COM              002824100      533     7773 SH       SOLE                                       7773
Accenture Ltd                  COM              g1151c101    14937   213290 SH       SOLE                                     213290
Agnico Eagle Mines Ltd.        COM              008474108      259     5000 SH       SOLE                                       5000
AllState Corp.                 COM              020002101      387     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     2047    61300 SH       SOLE                                      61300
American Express Co.           COM              025816109      491     8641 SH       SOLE                                       8641
American Int'l Group           COM              026874107      401    12238 SH       SOLE                                      12238
Amgen Inc.                     COM              031162100     1120    13287 SH       SOLE                                      13287
Apache Corp.                   COM              037411105     8933   103310 SH       SOLE                                     103310
Apple Computer                 COM              037833100     2155     3230 SH       SOLE                                       3230
Automatic Data Processing      COM              053015103      324     5531 SH       SOLE                                       5531
Banco LatinoAmericano          COM              P16994132    16545   749000 SH       SOLE                                     749000
BankAmerica Corp.              COM              060505104      165    18710 SH       SOLE                                      18710
Belo Corporation               COM              080555105      211    27000 SH       SOLE                                      27000
Berkshire Hathaway 'A'         COM              084670108     1460       11 SH       SOLE                                         11
Berkshire Hathaway 'B'         COM              084670702    55141   625185 SH       SOLE                                     625185
Berry Petroleum Cl A           COM              085789105     6216   153000 SH       SOLE                                     153000
Bristol Myers Squibb           COM              110122108     1297    38435 SH       SOLE                                      38435
Brookdale Sr Living Inc        COM              112463104     3544   152645 SH       SOLE                                     152645
Campbell Soup Co.              COM              134429109     4199   120600 SH       SOLE                                     120600
Caterpillar Inc.               COM              149123101     4536    52725 SH       SOLE                                      52725
Chesapeake Energy              COM              165167107    10445   553500 SH       SOLE                                     553500
Chevron Corp.                  COM              166764100     2038    17482 SH       SOLE                                      17482
Cisco Systems Inc.             COM              17275R102     4541   237790 SH       SOLE                                     237790
Coca Cola Co.                  COM              191216100     2741    72268 SH       SOLE                                      72268
Comcast Corp. Special Class A  COM              20030n200      848    24355 SH       SOLE                                      24355
Computer Sciences Corp.        COM              205363104      991    30773 SH       SOLE                                      30773
ConocoPhillips                 COM              20825c104      309     5406 SH       SOLE                                       5406
Corrections Corp Amer          COM              22025y407    23006   687764 SH       SOLE                                     687764
Covidien Ltd                   COM              g2554f113      326     5493 SH       SOLE                                       5493
DIRECTV                        COM              25490a309     1333    25422 SH       SOLE                                      25422
Darden  Restaurants, Inc.      COM              237194105      279     5000 SH       SOLE                                       5000
Dentsply Intl Inc              COM              249030107     1593    41754 SH       SOLE                                      41754
Dominion Resources, Inc.       COM              25746u109     1245    23512 SH       SOLE                                      23512
Duke Energy Corp.              COM              26441c204     3805    58721 SH       SOLE                                      58721
E. I. Dupont de Nemours & Co.  COM              263534109      252     5013 SH       SOLE                                       5013
Eaton Corp.                    COM              278058102      341     7210 SH       SOLE                                       7210
Exxon Mobil Corp.              COM              30231G102    17118   187184 SH       SOLE                                     187184
Fairfax Financial Hld          COM              303901102    66076   170813 SH       SOLE                                     170813
FedEx Corp.                    COM              31428X106     2864    33840 SH       SOLE                                      33840
Forestar Group                 COM              346233109      200    12000 SH       SOLE                                      12000
Gannett Co. Inc.               COM              364730101    10754   605852 SH       SOLE                                     605852
General Electric Co.           COM              369604103     6152   270892 SH       SOLE                                     270892
General Mills Inc.             COM              370334104     1580    39639 SH       SOLE                                      39639
Google Inc Class A             COM              38259P508      527      699 SH       SOLE                                        699
HCA Holdings, Inc.             COM              40412C101    14139   425233 SH       SOLE                                     425233
HCC Ins Hldgs                  COM              404132102     5024   148235 SH       SOLE                                     148235
HCP Inc                        COM              40414L109     3936    88500 SH       SOLE                                      88500
Halliburton Inc.               COM              406216101     5979   177468 SH       SOLE                                     177468
HealthStream Inc.              COM              42222n103      387    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103      270    15800 SH       SOLE                                      15800
Home Depot Inc.                COM              437076102     4582    75894 SH       SOLE                                      75894
Honeywell International Inc.   COM              438516106      665    11125 SH       SOLE                                      11125
Intel Corp.                    COM              458140100     6919   305416 SH       SOLE                                     305416
International Business Machine COM              459200101    11259    54271 SH       SOLE                                      54271
J. P. Morgan Chase & Co. Inc.  COM              46625h100      518    12795 SH       SOLE                                      12795
Johnson & Johnson              COM              478160104     8218   119263 SH       SOLE                                     119263
Kraft Inc.                     COM              50075n104    10025   242451 SH       SOLE                                     242451
L-3 Communications             COM              502424104      255     3550 SH       SOLE                                       3550
Leucadia Natl Corp             COM              527288104     1334    58628 SH       SOLE                                      58628
Level 3 Commun                 COM              52729N308    13382   582577 SH       SOLE                                     582577
Liberty Media Corp.            COM              530322106      276     2648 SH       SOLE                                       2648
Loews Corp.                    COM              540424108    17794   431266 SH       SOLE                                     431266
Lowes Companies                COM              548661107     3562   117799 SH       SOLE                                     117799
McCormick                      COM              579780206      962    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     2780    30297 SH       SOLE                                      30297
Mead Johnson Nutrition         COM              582839106      432     5892 SH       SOLE                                       5892
Media General                  COM              584404107      103    19896 SH       SOLE                                      19896
Medtronic Inc.                 COM              585055106     3181    73769 SH       SOLE                                      73769
Merck & Company Inc.           COM              58933y105     4861   107790 SH       SOLE                                     107790
Microsoft Corp.                COM              594918104     5734   192675 SH       SOLE                                     192675
National Health Invstrs        COM              63633d104    14100   274099 SH       SOLE                                     274099
National Healthcare            COM              635906100      426     8915 SH       SOLE                                       8915
Newmont Mining Corp            COM              651639106      762    13599 SH       SOLE                                      13599
News Corp. Ltd. Cl A           COM              65248e104      709    28920 SH       SOLE                                      28920
News Corp. Ltd. Cl B           COM              65248e203     2556   103089 SH       SOLE                                     103089
Novartis AG                    COM              66987v109      480     7840 SH       SOLE                                       7840
Oracle                         COM              68389x105      875    27827 SH       SOLE                                      27827
Overstock                      COM              690370101     6010   580080 SH       SOLE                                     580080
Pall Corp.                     COM              696429307    10431   164300 SH       SOLE                                     164300
Peabody Energy Corp            COM              704549104      511    22928 SH       SOLE                                      22928
Peoples United Financial       COM              712704105    13183  1085900 SH       SOLE                                    1085900
PepsiCo Inc.                   COM              713448108     1738    24565 SH       SOLE                                      24565
Pfizer Inc.                    COM              717081103      988    39774 SH       SOLE                                      39774
Philip Morris Intl             COM              718172109     6154    68422 SH       SOLE                                      68422
Pico Holdings                  COM              693366205      210     9200 SH       SOLE                                       9200
Procter & Gamble Co.           COM              742718109    10803   155750 SH       SOLE                                     155750
Regions Financial Corp.        COM              7591ep100      458    63675 SH       SOLE                                      63675
Republic Services Inc.         COM              760759100     5502   200013 SH       SOLE                                     200013
Roche Holdings                 COM              771195104     2051    43876 SH       SOLE                                      43876
SPDR Utilities Select          COM              81369Y886      751    20629 SH       SOLE                                      20629
Schlumberger Ltd.              COM              806857108     8044   111216 SH       SOLE                                     111216
Scripps Networks Interactive,  COM              811065101     2085    34044 SH       SOLE                                      34044
Select Basic Materials Sector  COM              81369y100     1657    45023 SH       SOLE                                      45023
Sigma Aldrich Corp.            COM              826552101      288     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      603    21338 SH       SOLE                                      21338
Syntroleum                     COM              871630109      821  1080109 SH       SOLE                                    1080109
Sysco Corp.                    COM              871829107     6973   223005 SH       SOLE                                     223005
TJX Companies, Inc.            COM              872540109      672    15000 SH       SOLE                                      15000
Target Corporation             COM              87612e106     1491    23485 SH       SOLE                                      23485
Tejon Ranch Co.                COM              879080109      330    11000 SH       SOLE                                      11000
Tidewater Inc.                 COM              886423102     6578   135538 SH       SOLE                                     135538
Travelers Inc.                 COM              89417e109      979    14346 SH       SOLE                                      14346
US Bancorp                     COM              902973304      533    15550 SH       SOLE                                      15550
United Parcel Svc. Inc. CL B   COM              911312106     4579    63979 SH       SOLE                                      63979
United Technologies            COM              913017109     6950    88775 SH       SOLE                                      88775
UnitedHealth Group             COM              91324p102     2451    44228 SH       SOLE                                      44228
Vanguard Emerging Markets ETF  COM              922042858     1843    44176 SH       SOLE                                      44176
Vanguard Large-Cap Exchanged T COM              922908637      295     4485 SH       SOLE                                       4485
Vanguard Mid-Cap Exchange Trad COM              922908629      213     2629 SH       SOLE                                       2629
Vanguard Small-Cap VIPERs      COM              922908751      350     4370 SH       SOLE                                       4370
Verizon Communications         COM              92343v104     2072    45473 SH       SOLE                                      45473
Vodafone Group PLC ADS         COM              92857w209     6818   239237 SH       SOLE                                     239237
Vulcan Materials               COM              929160109      653    13800 SH       SOLE                                      13800
Wal-Mart Stores Inc.           COM              931142103     8287   112296 SH       SOLE                                     112296
Walt Disney Co.                COM              254687106     6609   126417 SH       SOLE                                     126417
Washington Post Co.            COM              939640108      882     2429 SH       SOLE                                       2429
Wells Fargo & Co.              COM              949746101     1549    44855 SH       SOLE                                      44855
Western Union                  COM              959802109     1177    64622 SH       SOLE                                      64622
White Mountain Ins             COM              G9618E107     2648     5159 SH       SOLE                                       5159
Yamana Gold                    COM              98462Y100      191    10000 SH       SOLE                                      10000
iShares FTSE China 25 Index Fu COM              464287184     1990    57500 SH       SOLE                                      57500
iShares MSCI EAFE Index Fund   COM              464287465      220     4150 SH       SOLE                                       4150
iShares MSCI Emerging Markets  COM              464287234     1277    30896 SH       SOLE                                      30896
iShares MSCI Pacific Rim       COM              464286665     1869    41921 SH       SOLE                                      41921
iShares Russell 1000 Index ETF COM              464287622      357     4495 SH       SOLE                                       4495
iShares S&P SmallCap 600 Index COM              464287804     3039    39435 SH       SOLE                                      39435
Natl Healthcare Cv Prf         PFD CV           635906209      495    33125 SH       SOLE                                      33125